Taxes (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Taxes [Line Items]
National education fund tax based on VAT percentage	3.00%
Local education fund tax based on VAT percentage	2.00%
Income tax expense	$ 2,888
Other taxes payable of VAT	$ 185,512
Percentage of total other taxes payable	97.30%
Local tax surcharges	$ 5,068
Education subcharge	1,441
Local education surcharge	961
Stamp duty	265
Construction tax	$ 2,401
Maximum [Member]
Taxes [Line Items]
Tax rate percentage	13.00%
Tax rate depends on location of entities percentage	7.00%
Minimum [Member]
Taxes [Line Items]
Tax rate percentage	6.00%
Tax rate depends on location of entities percentage	5.00%
Hong Kong [Member]
Taxes [Line Items]
Tax rates and computation of tax payable	16.50%
PRC [Member]
Taxes [Line Items]
Tax rate depends on location of entities percentage	1.00%
PRC [Member] | Maximum [Member]
Taxes [Line Items]
Statutory tax rate	25.00%
PRC [Member] | Minimum [Member]
Taxes [Line Items]
Statutory tax rate	25.00%